Fair Value Measurements - Schedule of Liabilities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Derivative financial instruments	$ 71
Liabilities:
Long-term obligations	1,662,756	1,862,091
Derivative financial instruments		1,880
Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member]
Assets:
Derivative financial instruments
Liabilities:
Long-term obligations
Derivative financial instruments
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Derivative financial instruments	71
Liabilities:
Long-term obligations	1,397,975	1,445,774
Derivative financial instruments		1,880
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Derivative financial instruments
Liabilities:
Long-term obligations	264,781	416,317
Derivative financial instruments